Accrued Expenses and Other Accounts Payable - Schedule of Accrued Expenses and Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 36,350	$ 27,460
Accrued expenses	12,469	9,296
Government authorities and other	9,390	4,736
Total	$ 58,209	$ 41,492